BONDS AND NOTES ISSUED, Summary (Details) S/ in Thousands, $ in Thousands, ¥ in Millions				12 Months Ended
	Jul. 21, 2022 USD ($)	Mar. 30, 2021 USD ($)	Jul. 02, 2020 USD ($)	Dec. 31, 2022 USD ($) Swap	Dec. 31, 2022 PEN (S/)		Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 USD ($)		Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 JPY (¥)	Jun. 30, 2020
Bonds and notes [Abstract]
Nominal value of bonds designated as hedges | S/					S/ 63,818,334					S/ 73,642,609
MiBanco [Member]
Bonds and notes [Abstract]
Spread on interest rate		0.40%
Treasury of the United States of America's Rate [Member]
Bonds and notes [Abstract]
Interest rate penalty spread				0.50%	0.50%		0.50%
Senior Notes Two [Member]
Bonds and notes [Abstract]
Senior notes issued				$ 700,000
Redemption price percentage				100.00%
Borrowings, interest rate				2.70%	2.70%		2.70%
Senior Notes Two [Member] | Cash Flow Hedges [Member]
Bonds and notes [Abstract]
Notional amount				$ 220,000	S/ 839,100			$ 50,000		199,400
Senior Notes Two [Member] | Treasury of the United States of America's Rate [Member]
Bonds and notes [Abstract]
Spread on interest rate				0.20%	0.20%		0.20%
Senior Notes Three [Member]
Bonds and notes [Abstract]
Spread on interest rate				0.25%	0.25%		0.25%
Redemption price percentage				100.00%
Senior Notes Four [Member]
Bonds and notes [Abstract]
Notional amount				$ 500,000 [1]	S/ 1,907,000			500,000	[1]	1,993,500
Senior Notes Four [Member] | Hedges of Net Investment in Foreign Operations [Member]
Bonds and notes [Abstract]
Notional amount				228,800	872,750	[1]		228,800
Nominal value of bonds designated as hedges | S/					872,800					912,200
Senior Notes Four [Member] | Treasury of the United States of America's Rate [Member]
Bonds and notes [Abstract]
Spread on interest rate												0.40%
Senior Notes Five [Member]
Bonds and notes [Abstract]
Notional amount				$ 30,000				$ 30,000		S/ 119,600
Senior Notes Six [Member] | Cash Flow Hedges [Member]
Bonds and notes [Abstract]
Notional amount					S/ 145,700		¥ 5,000.0
Borrowings, interest rate								0.45%		0.45%	0.45%
Senior Notes Seven [Member]
Bonds and notes [Abstract]
Notional amount	$ 30,000
Redemption price percentage	100.00%
Borrowings, interest rate	5.05%
Senior Notes Seven [Member] | Cash Flow Hedges [Member]
Bonds and notes [Abstract]
Notional amount										S/ 173,200	¥ 5,000.0
3.125% Subordinated Fixed-to-Fixed Rate Notes due 2030 [Member]
Bonds and notes [Abstract]
Notional amount			$ 850,000
Redemption price percentage			100.00%
Borrowings, interest rate			3.125%
3.125% Subordinated Fixed-to-Fixed Rate Notes due 2030 [Member] | MiBanco [Member]
Bonds and notes [Abstract]
Borrowing term				5 years
3.125% Subordinated Fixed-to-Fixed Rate Notes due 2030 [Member] | Treasury of the United States of America's Rate [Member]
Bonds and notes [Abstract]
Spread on interest rate			0.45%
3.125% Subordinated Fixed-to-Fixed Rate Notes due 2030 [Member] | Treasury of the United States of America's Rate [Member] | MiBanco [Member]
Bonds and notes [Abstract]
Spread on interest rate			3.00%
3.250% Subordinated Fixed-to-Fixed Rate Notes due 2031 [Member]
Bonds and notes [Abstract]
Senior notes issued		$ 500,000
Redemption price percentage		100.00%
Borrowings, interest rate		3.25%
3.250% Subordinated Fixed-to-Fixed Rate Notes due 2031 [Member] | MiBanco [Member]
Bonds and notes [Abstract]
Spread on interest rate		2.45%
Borrowing term				5 years
Cross-Currency Swaps [Member]
Bonds and notes [Abstract]
Number of derivative instruments divided | Swap				2

[1]	In June 2020, Credicorp Ltd. issued Senior Notes for approximately US$500.0 million, equivalent to S/1,907.0 million as of December 31, 2022 (US$500.0 million, equivalent to S/1,993.5 million as of December 31, 2021) at fixed interest rate, whose maturity date is on June 17, 2025. These Senior Notes can redeem the whole or part mainly by the following ways (i) at any time prior to May 17, 2025, make whole or partial call, at Treasury plus 40 basis points, and (ii) at any time on or after May 17, 2025, at par value. The payment of principal will take place on the due date or when Credicorp Ltd. redeems the notes. As of December 31, 2022, the Group has designated as a hedge of a net investment of a foreign operation a portion of these bonds issued for approximately US$228.8 million, equivalent to S/872.8 million (US$228.8 million, equivalent to S/912.2 million, as of December 31, 2021), which hedges by the same amount the exposure of the net investment in the subsidiary Atlantic Security Holding Corporation (ASHC), established in Cayman Islands and whose functional currency is the US dollar, see note 34.2(b)(ii). This hedge covers the fluctuation in the exchange rate risk associated with the conversion of the net investment held in ASHC to the Group’s functional currency (soles).